Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 16,263	$ 19,598
Trade and other payables	$ 16,263	$ 19,598